BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisitions
Schedule of Business Acquisitions by Acquisition of consideration
Checking and cash equivalents	$51,500
Intellectual Property and Software Code	68,500
Intangible Asset-Goodwill	132,000

Purchase Price	$252,000